American Electric Power
1 Riverside Plaza
Columbus, OH 43215

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:	File No. 1-3525
American Electric Power Company, Inc.
Annual Report on Form 10-K

Dear Sirs:

On behalf of American Electric Power Company, Inc. (the "Company"), we are filing herewith, under the Securities Exchange Act of 1934, the Annual Report on Form 10-K of the Company for the fiscal year ended December 31, 2006.

The financial statements in the 2006 Annual Report, incorporated herein by reference, do not reflect any change in any accounting principles or practices, or in the method of applying such principles or practices, from the financial statements included in the Company's 2005 Annual Report, except as indicated below:

A.	SFAS 123 (revised 2004) “Share Based Payment” (SFAS 123R)

We implemented SFAS 123R effective January 1, 2006. SFAS 123R requires entities to recognize compensation expense in an amount equal to the fair value of share-based payments granted to employees. We adopted SFAS 123R using the modified prospective method without materially affecting our results of operations, cash flows or financial condition.

B.	SFAS 158 “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” (SFAS 158)

We implemented SFAS 158 effective December 31, 2006. SFAS 158 requires employers to fully recognize the obligations associated with defined benefit pension plans and other postretirement employee benefit plans, which include retiree healthcare, in their balance sheets. We reported the effect of implementation of SFAS 158 as an adjustment to Accumulated Other Comprehensive Income offset by adjustments to SFAS 71 regulatory asset and deferred income tax asset.

For more detailed information regarding the above-mentioned accounting changes, please refer to Notes 2, 9 and 16 in the Notes to Consolidated Financial Statements within the 2006 Annual Report included in Item 8, “Financial Statements and Supplementary Data,” of the Form 10-K.

Very truly yours,

/s/ Thomas G. Berkemeyer
Assistant Secretary
(614) 716-1648